PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense, Current [Abstract]
Schedule of Prepaid expenses and other current assets

	December 31,
	2021	2020
Receivable from the Dutch tax authorities (1)	$9,091	$12,285
Receivable from the German authorities – COVID-19 (2)	527	1,887
Dutch Governmental support – COVID-19 (3)	2,614	1,068
Other	3,789	3,669
Total prepaid expenses and other current assets	$16,021	$18,909

(1)
The Company is obligated to hold restricted cash in the Netherlands, which is restricted for payments to the tax authorities. From time to time the Company is allowed to make a request to release the money from the restricted account into the regular bank account. As part of the process the Company transfers the requested amount to the Dutch tax authorities, who pay it back after a few weeks into the Company’s regular bank account.

(2)
In Germany, the employees are eligible for payroll support. The Company pays to its German employees their full salary and the Company is being reimbursed by the German government for the payroll support amount.

(3)	In the Netherlands, the Company is eligible for support following the COVID-19 crisis.